Realized Gains / (Losses) on Sales of Investments, Net	12 Months Ended
Dec. 31, 2019
Realized Investment Gains (Losses) [Abstract]
REALIZED GAINS / (LOSSES) ON SALES OF INVESTMENTS, NET

21.	REALIZED GAINS / (LOSSES) ON SALES OF INVESTMENTS, NET

The gross realized gains on sales of investments are RMB9,024,132, RMB3,185,026 and RMB46,126,258 for the years ended December 31, 2017, 2018 and 2019, respectively. The gross realized losses on sales of investments are RMB20,551,930, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.